LOSS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Class A USD ($)	Dec. 31, 2012 Class A CNY	Dec. 31, 2011 Class A CNY	Dec. 31, 2010 Class A CNY	Dec. 31, 2012 Class B USD ($)	Dec. 31, 2012 Class B CNY	Dec. 31, 2011 Class B CNY	Dec. 31, 2010 Class B CNY
Numerator:
Allocation of undistributed losses	$ (49,248)	(306,819)	(115,135)	(35,973)	$ (18,809)	(117,184)	(56,969)	(168,711)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Denominator used for loss per share	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Loss per share - basic (in CNY per share/dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)	$ (0.03)	(0.18)	(0.09)	(0.44)
Numerator:
Allocation of undistributed losses for diluted	(49,248)	(306,819)	(115,135)	(35,973)	(18,809)	(117,184)	(56,969)	(168,711)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(18,809)	(117,184)	(56,969)	(168,711)
Allocation of undistributed losses	$ (68,057)	(424,003)	(172,104)	(204,684)	$ (18,809)	(117,184)	(56,969)	(168,711)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Conversion of Class B to Class A ordinary shares	659,561,893	659,561,893	659,693,189	384,381,558
Denominator used for loss per share	2,386,474,188	2,386,474,188	1,992,923,515	466,340,541	659,561,893	659,561,893	659,693,189	384,381,558
Loss per share - diluted (in CNY per share/dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)	$ (0.03)	(0.18)	(0.09)	(0.44)